[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                       August 7, 2000




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Total Return Trust, Inc.
                  1933 Act File No. 2-97908
                  1940 Act File No. 811-4308

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 23, which was filed electronically on July 25, 2000.

                                       Very truly yours,

                                       LEGG MASON TOTAL RETURN TRUST, INC.



                                       By: /s/ Patricia A. Maxey
                                           ------------------------------------
                                           Patricia A. Maxey
                                           Secretary

PAM:kms